Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Interest and related fees	$ 240.6	$ 186.7	$ 254.8
Non-cash investing activity in connection with Norwegian Sky purchase agreement	$ 206.1